Revenue Recognition - (Details Narrative) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Number	Jun. 30, 2019 Number	Dec. 31, 2018 USD ($) Number	Dec. 31, 2019 USD ($)
Number of venues | Number	1,219		2,639
Equity ownership, percentage				51.00%
Accounts receivable | $	$ 186		$ 1,143	$ 1,195
Buffalo Wild Wing [Member]
Number of venues | Number	1,219	2,609	2,639
Equity ownership, percentage		47.00%
Accounts receivable | $	$ 131			$ 158